Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Mar. 31, 2023
Trade and other current payables [abstract]
Schedule of accounts payable and accrued liabilities [Table Text Block]
	March 31, 2023	March 31, 2022
Accounts payable	$6,858,814	$7,765,802
Accrued liabilities	2,361,599	3,965,194
Holdback payable	-	622,907
Other payable	133,218	22,922
Total	$9,353,631	$12,376,825